MENTOR INSTITUTIONAL TRUST
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT, APRIL 30, 1997
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
--------------------------------------------------------------------------------

It is our privilege to send you the Mentor Institutional Trust
Semi-Annual Report for the International Portfolio for the six-month period ended April 30, 1997.

The Trust is part of Mentor Investment Group, a firm that provides diversified investment management services to a broad range of investors including corporations, foundations, endowments, municipalities, public funds, and individual investors. Seven different investment styles are available to investors through Mentor, in both mutual funds and separately-invested portfolios.

The Semi-Annual Report that follows provides commentary from the management team of the Portfolio's

                        MENTOR INVESTMENT GROUP
                        SEVEN INVESTMENT STYLES

                                [GRAPH]

        Higher
                  Small/Mid-Capitalization Growth
                  Global/International Equity Growth
                  Large-Capitalization Quality Growth
Reward            Tactical Asset Allocation
                  Balanced Management
                  Active Fixed Income
                  Cash Management
         Lower                  Risk                            Higher

MENTOR INSTITUTIONAL TRUST
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT, APRIL 30, 1997

MESSAGE FROM THE CHAIRMAN AND PRESIDENT (CONTINUED)
--------------------------------------------------------------------------------

manager -- the award-winning British investment firm, Perpetual. In the commentary Perpetual's management teams present their perspectives on the markets and their strategies for investing your assets in international securities. Complete performance information for the Portfolio, relative to the EAFE (Europe, Australia, and the Far East) Index, is also included.

Please review the information carefully. Should you have questions, please call your financial consultant, or call us directly, (800) 382-0016. On behalf of all of us at Mentor Investment Group, we thank you for your investment in the International Portfolio of Mentor Institutional Trust.

Sincerely,

/s/ Daniel J. Ludeman                                   /s/ Paul F. Costello
---------------------                                   --------------------
Daniel J. Ludeman                                       Paul F. Costello
Chairman and CEO                                            President

                                 [LOGO]


                               THE MENTOR MISSION

Our mission is to provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

FOR MORE INFORMATION AND PROSPECTUSES FOR MENTOR FUNDS AND THE
PORTFOLIOS OF MENTOR INSTITUTIONAL TRUST, PLEASE CALL US, (800)382-0016, OR CONTACT YOUR FINANCIAL CONSULTANT. THE PROSPECTUSES CONTAIN COMPLETE INFORMATION REGARDING FEES, SALES CHARGES, AND EXPENSES. PLEASE READ THEM CAREFULLY BEFORE INVESTING OR SENDING MONEY.

MANAGERS' COMMENTARY
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

In general, world markets were strong during the six-month period ended April 30, 1997, although the returns achieved in some overseas markets were reduced by the considerable strength of the dollar. The Morgan Stanley Capital EAFE Index was held back for much of the period by poor Japanese performance, but rose by 1.72% for the six months ended April 30, 1997.

EUROPE
Most European markets were strong, with several factors at work. Central banks kept monetary policy loose as economies were sluggish and unemployment high. Bond markets received a further boost as investors became more convinced that EMU -- European monetary union -- was a likelihood. Throughout the region bond yields converged on German rates -- traditionally the lowest on the Continent, except Switzerland's, because of the Bundesbank's success in holding inflation down. While interest rates fell, corporate earnings rose. The strength of the dollar improved export profitability. Moreover, many European companies began to enjoy the benefits of restructuring as management, at last, tried to come to grips with inflated payrolls. Over the period the MSCI Europe ex. United Kingdom Index was up 11.61% in dollar terms.

UNITED KINGDOM
British equities did not have the benefit of falling interest rates and strong bond markets. Investors also had to come to terms with the almost certain advent of a Labor government after 18 years of pro-free market Tory rule, an eventuality that came true in the May elections. A strong sterling damaged manufacturing sector profits as well. Even so, British shares moved ahead as the economy enjoyed the highest rate of growth, the lowest unemployment, and the strongest currency of any major European economy -- an experience unique in post-war history. Consequently, in dollar terms the MSCI UK Index rose 12.66%.

MANAGERS' COMMENTARY
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

JAPAN
Unlike the stock markets of the industrialized West, the Tokyo Stock Exchange slumped. Economic growth appeared to have peaked in the first half of 1996, and investors began to fear the economy would slide back into recession in 1997 after the government introduced a fiscally-contractionary budget. The pace of corporate profit recovery was very disappointing, particularly given the major boost exporters received from the weak yen -- evidence that companies had abandoned any pretense at restructuring as soon as the economy showed any signs of life. Furthermore, the weakness of the financial sector, a significant factor for the past five years, continued to drain investor confidence. With property prices falling back to 1986 levels, a huge number of real estate and construction companies were pushed to the brink of collapse, jeopardizing the survival of much of the banking system, which is heavily exposed to property. Two of Japan's leading twenty banks -- the group which the Bank of Japan has identified as "too big to fail" -- were forced to seek restructuring. The month of April was somewhat more positive for the Japanese market. Nevertheless, against this otherwise gloomy background, it is hardly surprising that the MSCI Japan Index fell by 13.23% in dollar-adjusted terms over the six-month period.

ASIA (EXCLUDING JAPAN)
Asian stock markets were mixed. The largest, Hong Kong, was relatively strong, with the Hang Seng index up by 4.8% in dollar terms. The market was boosted by the revival of the Chinese economy and by the easing of Chinese monetary policy, especially as an increasing amount of Chinese money found its way into Hong Kong stocks and property. The China-related Taiwanese market was also strong. In contrast, Singapore and Korea were listless, both afflicted by an over- commitment to the electronics industry. Thailand was in a virtual state of collapse, as efforts to maintain a stable currency brought bust conditions to the property market after years of boom. Much of Thailand's finance and banking sectors was brought to its knees as a result. Malaysia and the Philippines enjoyed bullish stock markets for most of the period, although more recently,

MANAGERS' COMMENTARY
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
investors began to fear that property bubbles might burst there as well.
Overall the MSCI Pacific ex. Japan Free Index fell by 0.87%.

LATIN AMERICA
Latin American markets were virtually all strong. As they were in 1993, Latin American markets were buoyed by an influx of foreign capital; but unlike 1993, fundamentals looked much better balanced. Corporate profit growth was strong, and P/Es were among the lowest internationally. Governments were successful in getting public sector expenditure under control, and in reducing inflation rates to less than 10% per annum in contrast to the 10% per month more typically experienced in the past. Currencies, with the possible exception of the Mexican peso, looked well-supported, as exports grew. All this good news was reflected in a rise of 25.86% in the MSCI EMF Latin America Index.

OUTLOOK
Given the tremendous gains on Wall Street between last July's low point and this February's high, a period of correction to American stock prices is hardly unexpected, particularly given the rich valuation of many stocks and the prospect that the Fed will tighten again. The question for investors must be whether or not weakness in Wall Street must inevitably bring down markets in London or Frankfurt, Kuala Lumpur or Santiago. We are optimistic that markets can de-couple from Wall Street to a large extent.

The industrialized economy, and stock market, nearest in cyclical terms to America's is the UK's. In contrast to the US where stocks look expensive relative to bond yields, UK stocks look cheap relative to UK bond yields, and UK bonds themselves are among the most attractively valued bonds available globally. Elsewhere in Europe the cycle of economic and corporate recovery has only just begun. In particular, corporate re-structuring, which has done so much to fuel the American bull market of the '90s, has only started to affect profits and stock values on continental Europe.

MANAGERS' COMMENTARY
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

Japan, if anything, has been negatively correlated with Wall Street in recent years. While serious structural problems remain and will put a relatively low ceiling on stock prices, a sell-off in American securities prices might actually be to Tokyo's benefit. Japanese institutions might be inclined to bring home some of the billions invested abroad over the past year or so.

The emerging markets in the short term will necessarily be affected by movements in US interest rates and stock prices. Most of these countries link their currencies to a greater or lesser extent to the dollar, and portfolio flows from the US are one of the principal sources of buying demand in their stock markets. However, most Asian and Latin American markets have seen their P/E multiples decline considerably since 1993, making them less vulnerable to a sell-off by disenchanted foreign investors as in 1994 when the Fed tightened. In general, stock valuations are well below those prevailing in the industrialized nations. Today emerging markets offer superior rates of growth at discount valuations -- a compelling opportunity for long-term investors.

Sincerely,

Global/International Growth
Management Team

MANAGERS' COMMENTARY
MENTOR PERPETUAL INTERNATIONAL PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

                            PERFORMANCE COMPARISONS

                                [GRAPH]


                Mentor Perpetual         Morgan Stanley Capital International
           International Portfolio       (EAFE) World Index*
 5/96             10,000                        10,000
 6/96             10,064                        10,052
 7/96              9,736                         9,699
 8/96              9,816                         9,812
 9/96              9,920                        10,198
10/96              9,696                        10,271
11/96             10,104                        10,849
12/96             10,153                        10,677
 1/97             10,153                        10,807
 2/97             10,506                        10,933
 3/97             10,522                        10,719
 4/97             10,627                        11,071

The graph compares the investment performance of the Mentor Perpetual International Portfolio, from its inception date to the index that is most representative of the Portfolio. The graph reflects the performance of a $10,000 investment form the date the Portfolio started through April 30, 1997. Returns do not reflect taxes payable on distributions.

In comparing the performance of a portfolio to an index, you should keep in mind that market indexes do not take into account brokerage commissions that would be incurred if you purchased the individual securities that make up the index. They also do not include taxes payable on dividends and interest payments, or operating expenses necessary to maintain a portfolio investing in the index.

The performance data quoted in this report are historical and do not predict future investment results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Performance is cited as of April 30, 1997, and includes changes in share price and reinvestment of dividends and capital gains.

* The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.

** Reflects operations of Mentor Perpetual International Portfolio
   Institutional Class from the date of initial public investment on 5/29/96 through 4/30/97.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS                                        98.85%
-----------------------------------------------------------------------------------------------------------
ARGENTINA                                                        0.84%
  Banco Galicia~                                                                   740         $    18,003
  Central Costanera-Class B~                                                       620              22,010
  Perez Company~                                                                 2,000              31,260
  Telecom Argentina~                                                               450              22,500
  YPF AS-Class D~                                                                  780              21,547
-----------------------------------------------------------------------------------------------------------
                                                                                                   115,320
-----------------------------------------------------------------------------------------------------------
BRAZIL                                                           4.39%
  Brahma CIA Cerveo~                                                             3,600              49,950
  Brazil Fund, Inc.                                                              1,520              38,760
  Cemig CIA Energetic~ (a)*                                                      1,300              59,161
  CESP CIA Energ~                                                                  680              10,937
  CESP CIA Energ~                                                                1,900              30,561
  Eletrobas Centrais~                                                            2,880              66,240
  Klabin Fabricadora~*                                                           2,800              27,720
  Lojas Arapua (b)                                                               1,200              24,828
  Pao De Acucar (b)                                                              1,500              30,000
  Perdigao~                                                                      2,400              24,720
  Petrol Brasileiro~*                                                            2,630              54,901
  Telebras~                                                                        740              84,915
  Usiminas                                                                       3,600              40,950
  Vale Do Rio Doche~                                                             2,370              60,167
-----------------------------------------------------------------------------------------------------------
                                                                                                   603,810
-----------------------------------------------------------------------------------------------------------
CHILE                                                            1.45%
  Banco BHIF~                                                                      800              15,800
  Banco De A Edwards~                                                            1,710              35,910
  Chile Fund, Inc.                                                               2,400              58,200
  Chilectra~                                                                       420              26,880
  EMP NAC Electricida~                                                           1,000              19,250
  Enersis~                                                                         550              17,325
  Telecom de Chile~                                                                800              25,900
-----------------------------------------------------------------------------------------------------------
                                                                                                   199,265
-----------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
FINLAND                                                          2.09%
  Huhtamaki OY                                                                   2,150         $    93,358
  Nokia OY                                                                       2,000             124,933
  Cultor OY                                                                      1,280              69,506
-----------------------------------------------------------------------------------------------------------
                                                                                                   287,797
-----------------------------------------------------------------------------------------------------------
FRANCE                                                           6.39%
  Axime (Ex Segin)*                                                              1,110             133,668
  BOE Natl Paris                                                                 3,500             149,498
  Carbone Lorraine*                                                                430             102,162
  Generale Des Eaux                                                                780             108,781
  Lafarge Coppee SA                                                                950              62,383
  PIN-Printemps                                                                    300             126,340
  Total SA-Class B                                                               1,000              83,026
  Valeo                                                                          1,850             114,247
-----------------------------------------------------------------------------------------------------------
                                                                                                   880,105
-----------------------------------------------------------------------------------------------------------
GERMANY                                                          5.92%
  Daimler Benz AG*                                                               1,623             118,431
  Degussa                                                                        1,300              57,734
  Fried, Krupp AG Hoes                                                             500              92,234
  Pfeiffer Vacuum Technologies~                                                  4,900             113,925
  VIAG AG*                                                                         400             178,570
  Volkswagen AG*                                                                   400             253,976
-----------------------------------------------------------------------------------------------------------
                                                                                                   814,869
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN                                                   28.25%
  B.A.T. Industries PLC                                                         21,900             185,445
  British Aerospace PLC                                                          7,000             149,154
  British Airways                                                               10,000             114,746
  British Biotech*                                                              20,000              78,502
  British Gas PLC                                                               20,200              58,768
  British Telecom                                                               15,100             111,053
  Burnah Castrol*                                                                5,000              82,281
  Centrica*                                                                     80,200              73,974
  Coats Viyella*                                                                25,000              53,432

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN (CONTINUED)
  Enterprise Oil                                                                 5,000         $    49,287
  General Accident                                                               7,000             100,119
  Glaxo Wellcome                                                                 6,700             132,144
  Granada Group*                                                                 5,000              72,326
  Grand Metropolitan                                                            10,000              83,865
  Guinness                                                                      10,000              82,891
  Inchcape PLC                                                                  20,000              89,066
  Lloyds TSB Group                                                              10,000              91,667
  Medeva                                                                        18,300              89,229
  Mirror Group                                                                  30,000             102,150
  National Westminster                                                          37,600             446,112
  Northern Foods                                                                20,000              68,100
  Prudential Corporation PLC                                                    10,000              97,599
  Rank Group                                                                    15,000             103,369
  Reckitt & Colman                                                               7,500             102,089
  Rolls-Royce                                                                   25,000              98,534
  Royal Sun Alliance                                                            10,000              79,396
  Safeway                                                                       17,000              94,080
  Scotia Holdings*                                                              10,000              69,075
  Smith (W.H.) Group                                                            15,000             111,658
  Standard Chartered                                                             3,500              53,103
  Tate & Lyle PLC                                                               10,000              74,683
  Tesco PLC                                                                     18,300             106,182
  Unigate                                                                        8,800              66,507
  Unilever PLC                                                                   8,800             232,060
  United Utilities                                                               9,300             102,557
  UTD Assurance                                                                  5,000              40,145
  UTD Assurance Group                                                           15,000                 975
  Vickers                                                                       25,000              86,141
  Whitbread PLC                                                                  4,500              56,170
-----------------------------------------------------------------------------------------------------------
                                                                                                 3,888,634
-----------------------------------------------------------------------------------------------------------
HONG KONG                                                        6.39%
  CDL Hotels International                                                      50,500              22,002
  Cheung Kong Holdings                                                          16,000             140,449
  Citic Pacific Limited*                                                         4,000              21,635

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
  Dah Sing Financial                                                             8,000         $    33,253
  GZI Transport-Warrants                                                        16,000               2,561
  Hon Kwok Land                                                                100,000              33,563
  Hong Kong Electric                                                            20,000              70,741
  Hong Kong Telecom, Ltd.~                                                      20,520              35,231
  HSBC Holdings PLC                                                              5,149             130,277
  Hutchison Whampoa, Ltd.                                                       16,000             118,762
  Lai Sun Development                                                            5,000               6,099
  Lai Sun Development-Warrants*                                                  2,007                 193
  National Mutual Asia                                                          50,000              51,636
  New World Development                                                         12,231              70,576
  Sino Land Company                                                             50,000              47,440
  Swire Pacific Limited-Class A                                                  8,000              61,704
  Television Broadcast, Ltd.                                                     8,000              32,840
-----------------------------------------------------------------------------------------------------------
                                                                                                   878,962
-----------------------------------------------------------------------------------------------------------
INDIA                                                            0.30%
  India Cement (b)*                                                             15,000              41,250
-----------------------------------------------------------------------------------------------------------
INDONESIA                                                        0.27%
  BDNI (Bank Dagang)-Warrants*                                                   7,500               2,392
  Bank Dagang Nasnl                                                             20,000              16,460
  Bank Dagang NIL/PD                                                            22,500              18,519
-----------------------------------------------------------------------------------------------------------
                                                                                                    37,371
-----------------------------------------------------------------------------------------------------------
IRELAND                                                          1.26%
  Bank of Ireland                                                               10,150             105,909
  Elan Corporation                                                               2,000              68,000
-----------------------------------------------------------------------------------------------------------
                                                                                                   173,909
-----------------------------------------------------------------------------------------------------------
ITALY                                                            1.65%
  Seat SPA*                                                                     12,000               3,677
  Stet-Societa Finanz*                                                           6,000              28,404
  Telecom Italia Mobile*                                                        62,200             195,882
-----------------------------------------------------------------------------------------------------------
                                                                                                   227,963
-----------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
JAPAN                                                           15.22%
  Canon, Inc.                                                                    9,000         $   213,358
  DAI Nippon Printing                                                           15,000             270,536
  DDI                                                                               30             199,181
  Fuji Photo Film                                                                5,000             190,990
  Fujitsu                                                                       20,000             207,923
  Nippon Electric Glass                                                         14,000             215,012
  Rohm Company                                                                   2,000             154,997
  Toyoda Automatic                                                              12,000             215,484
  Uni-Charm Corporation                                                          7,000             214,460
  Yamanouchi Pharmaceutical                                                     10,000             213,436
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,095,377
-----------------------------------------------------------------------------------------------------------
KOREA                                                            0.64%
  Atlantis Korea                                                                 5,000              37,050
  Schroder Korea Fund                                                            7,000              51,625
-----------------------------------------------------------------------------------------------------------
                                                                                                    88,675
-----------------------------------------------------------------------------------------------------------
MALAYSIA                                                         1.81%
  Affin Holdings Berhad*                                                        20,000              48,211
  Arab-Malaysian Corporation                                                     5,000              20,719
  Boustead Holdings                                                             10,000              21,914
  Genting BHD                                                                    5,000              26,696
  Malaysian Plantation                                                          16,000              23,970
  Nanyang Press                                                                  8,000              28,687
  Public Finance BHD*                                                           24,000              36,720
  Suremax Group                                                                  8,000              42,712
-----------------------------------------------------------------------------------------------------------
                                                                                                   249,629
-----------------------------------------------------------------------------------------------------------
MEXICO                                                           2.77%
  Apasco SA~                                                                       550              18,837
  Bufete Industrial~*                                                            1,500              28,875
  CEMEX SA~                                                                      3,200              24,100
  CIFRA SA~                                                                     20,150              30,426
  Coca Cola Feh SA~                                                                650              22,669
  DESC SA~*                                                                      1,262              32,509

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
MEXICO (CONTINUED)
  EMP ICI~                                                                       1,270         $    18,733
  Empresas La Modern~*                                                           1,620              33,615
  Fomento Economic~*                                                             6,260              29,440
  Geo Corporation SA (b)                                                         1,100              19,049
  GPO Carso~                                                                     2,640              30,541
  Kimberly Clark Mex~                                                            1,730              31,572
  Panamericana Beverages                                                         1,160              33,640
  Mexico Fund, Inc.                                                              1,700              26,988
-----------------------------------------------------------------------------------------------------------
                                                                                                   380,994
-----------------------------------------------------------------------------------------------------------
NETHERLANDS                                                      5.53%
  ABN Amro Holdings NV                                                           2,000             137,655
  IHC Caland NV                                                                  3,000             148,346
  ING Groep NV*                                                                  5,000             196,613
  Royal Dutch Petroleum*                                                           619             110,790
  VNU-Ver Ned Uitgevers                                                          8,110             167,998
-----------------------------------------------------------------------------------------------------------
                                                                                                   761,402
-----------------------------------------------------------------------------------------------------------
NORWAY                                                           0.65%
  Orkla A/S*                                                                     1,060              88,998
-----------------------------------------------------------------------------------------------------------
PERU                                                             0.39%
  Minas Buenaventura~                                                            1,120              24,360
  Telefonica del Peru                                                            1,200              28,800
-----------------------------------------------------------------------------------------------------------
                                                                                                    53,160
-----------------------------------------------------------------------------------------------------------
PHILIPPINES                                                      0.15%
  Ayala Corporation                                                             30,000              21,047
-----------------------------------------------------------------------------------------------------------
SINGAPORE                                                        1.18%
  City Developments*                                                             8,000              64,699
  Development Bank Singapore*                                                    4,000              47,557
  Informatics Holdings                                                         100,000              49,768
-----------------------------------------------------------------------------------------------------------
                                                                                                   162,024
-----------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                Percent of Net Assets         Shares          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
SPAIN                                                            2.71%
  Continente Cent                                                                5,100         $    86,308
  Corporacion Financiera Alba                                                    1,185             121,784
  Viscofan Envolturas Celulos                                                    8,590             165,379
-----------------------------------------------------------------------------------------------------------
                                                                                                   373,471
-----------------------------------------------------------------------------------------------------------
SWEDEN                                                           4.15%
  Celsius Industriar-Class B*                                                    6,500             116,146
  Electrolux AB-Class B*                                                           900              51,691
  NCC-Class B*                                                                   3,700              41,557
  Securitas AB-Class B*                                                          2,330              56,205
  Skand Enskilda-Class A*                                                        4,000              40,842
  Skandia Forsakring                                                             2,187              63,363
  Svenska Handels Bank-Class A*                                                  6,000             165,412
  Volvo AB-Class B*                                                              1,435              36,173
-----------------------------------------------------------------------------------------------------------
                                                                                                   571,389
-----------------------------------------------------------------------------------------------------------
SWITZERLAND                                                      3.08%
  Credit Suisse Group*                                                           1,300             146,703
  Nestle SA                                                                        130             158,192
  Roche Holding AG                                                                  14             118,490
-----------------------------------------------------------------------------------------------------------
                                                                                                   423,385
-----------------------------------------------------------------------------------------------------------
TAIWAN                                                           0.51%
  Taipei Fund~ (c)                                                                   6              70,050
-----------------------------------------------------------------------------------------------------------
THAILAND                                                         0.74%
  Bangkok Bank                                                                   2,000              18,530
  Banpu Coal Company                                                             2,000              32,465
  Tipco Asphalt                                                                 10,000              50,536
-----------------------------------------------------------------------------------------------------------
                                                                                                   101,531
-----------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                                                                             Shares or
                                                                             Principal
                                                Percent of Net Assets         Amount          Market Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
VENEZUELA                                                        0.10%
  Sider Venezolana~                                                              4,800         $    14,400
-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $12,764,980)                                                          13,604,788
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT                               2.42%
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
  Goldman Sachs & Company
     Dated 4/30/97, 5,50%, due 5/01/97,
     collateralized by Federal Home
     Loan Mortgage Corporation, $351,137
     7.00%, 10/01/26, market value
     $341,152 (cost $333,147)                                                 $333,147             333,147
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $13,098,127)              101.27%                                       13,937,935
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                      (1.27%)                                        (175,147)
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                        100.00%                                      $13,762,788
===========================================================================================================

*  Non-income producing.
~  American Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Global Depository Receipts.
(c) International Depository Receipts.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at market value* (Note 2)
     Investment securities                                                                       $ 13,604,788
     Repurchase agreements                                                                            333,147
---------------------------------------------------------------------------------------------------------------
     Total investments                                                                             13,937,935
---------------------------------------------------------------------------------------------------------------
  Receivables
     Dividends and interest                                                                            57,417
     Investments sold                                                                                  49,001
     Forward foreign currency exchange contracts held (Note 8)                                         52,642
  Deferred expenses (Note 2)                                                                           16,565
---------------------------------------------------------------------------------------------------------------
     Total assets                                                                                  14,113,560
---------------------------------------------------------------------------------------------------------------
LIABILITIES
  Investments purchased                                                                               349,469
  Accrued expenses and other liabilities                                                                1,303
---------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                                350,772
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $ 13,762,788
===============================================================================================================
Net Assets represented by:
  Additional paid-in capital                                                                     $ 13,181,600
  Accumulated net investment income                                                                    20,106
  Accumulated net realized loss on investment transactions                                           (331,349)
  Net unrealized appreciation of investments and foreign currency
     related transactions                                                                             892,431
---------------------------------------------------------------------------------------------------------------
     NET ASSETS                                                                                  $ 13,762,788
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Institutional Class                                                                            $      13.23
  Class A Shares                                                                                 $      13.23
  Class B Shares                                                                                 $      13.23
OFFERING PRICE PER SHARE
  Institutional Class                                                                            $      13.23
  Class A Shares                                                                                 $      14.04(a)
  Class B shares                                                                                 $      13.23
SHARES OUTSTANDING
  Institutional Class                                                                               1,040,132
  Class A Shares                                                                                           80
  Class B Shares                                                                                           80
---------------------------------------------------------------------------------------------------------------
     Total Shares Outstanding                                                                       1,040,292
===============================================================================================================

*  Investment at cost is $13,098,127.

(a) Computation of offering price: 100/94.25 of net asset value.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)


--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                                                                       $   16,236
  Dividends                                                                                          82,464*
--------------------------------------------------------------------------------------------------------------
       Total investment income (Note 2)                                                              98,700
--------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee (Note 4)                                                                            50,135
  Custodian fees                                                                                     13,966
  Registration expenses                                                                               4,970
  Shareholder reports and postage expenses                                                            1,811
  Organizational expenses (Note 2)                                                                      935
  Transfer agent fees                                                                                   639
  Audit fees                                                                                            139
  Legal fees                                                                                            133
  Directors' fees and expenses                                                                           11
  Miscellaneous                                                                                          12
--------------------------------------------------------------------------------------------------------------
       Total expenses                                                                                72,751
--------------------------------------------------------------------------------------------------------------
Deduct
  Waiver of management fee                                                                           17,555
--------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                         55,196
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                43,504
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
     Net realized loss on investments and foreign currency
       related transactions (Note 2)                                                              (207,773)
     Change in unrealized appreciation (depreciation) of investments
       and foreign currency related transactions                                                  1,041,403
--------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and foreign currency related
      transactions                                                                                  833,630
--------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                        $  877,134
==============================================================================================================

* Net of withholding taxes of $12,056

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                              Six Months
                                                                                Ended             Period
                                                                               4/30/97             Ended
                                                                             (Unaudited)        10/31/96(a)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
OPERATIONS
  Net investment income                                                      $     43,504      $      30,313
  Net realized loss on investments and foreign currency
     related transactions                                                        (207,773)          (141,811)
  Change in unrealized appreciation (depreciation) of investments and
     foreign currency related transactions                                      1,041,403           (148,973)
------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations                               877,134           (260,471)
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                                                        (36,224)                 -
------------------------------------------------------------------------------------------------------------
     Net decrease from distributions                                              (36,224)                 -
------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 9)
     Net proceeds from sale of shares                                           4,144,271          9,001,925
     Reinvested distributions                                                      36,772                  -
     Cost of shares redeemed                                                         (619)                 -
------------------------------------------------------------------------------------------------------------
     Change in net assets from capital share transactions                       4,180,424          9,001,925
------------------------------------------------------------------------------------------------------------
Increase in net assets                                                          5,021,334          8,741,454

NET ASSETS
     Beginning of period                                                        8,741,454                  -
------------------------------------------------------------------------------------------------------------
     End of period                                                           $ 13,762,788      $   8,741,454
============================================================================================================

(a) For the period May 29, 1996 (commencement of operations) to October 31,
    1996.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                Institutional Class           Class A        Class B
                                             --------------------------     ----------- ------------------
                                             Six Months                       Period          Period
                                                Ended          Period          Ended          Ended
                                               4/30/97         Ended         4/30/97**      4/30/97**
                                             (Unaudited)     10/31/96*      (Unaudited)    (Unaudited)
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $     12.12     $    12.50       $ 12.53        $  12.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.07           0.04          0.13            0.13
  Net realized and unrealized gain (loss)
     on investments and foreign currency
     related transactions                           1.09          (0.42)         0.57            0.57
----------------------------------------------------------------------------------------------------------
  Total from investment operations                  1.16          (0.38)         0.70            0.70
LESS DISTRIBUTIONS
  Dividends from income                            (0.05)             -             -               -
  Tax basis return of capital                          -              -             -               -
----------------------------------------------------------------------------------------------------------
  Total distributions                              (0.05)             -             -               -
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     13.23     $    12.12       $ 13.23        $  13.23
==========================================================================================================
Total Return                                        9.60%         (3.04%)        6.58%           6.58%
==========================================================================================================
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period                    $13,760,660     $8,741,454       $ 1,064        $  1,064
Ratio of expenses to average net assets             1.10%(a)       1.10%(a)      0.00%(b)        0.00%(b)
Ratio of expenses to average net assets
  excluding waiver                                  1.43%(a)       1.75%(a)      0.00%(b)        0.00%(b)
Ratio of net investment income to average
  net assets                                        0.86%(a)       0.89%(a)      2.84%(a)        2.84%(a)
Portfolio turnover rate                               66%            59%           66%             66%
Average commission rate on portfolio
  transactions                               $    0.0288     $   0.0295       $0.0288        $ 0.0288
=========================================================================================================

(a) Annualized.

(b) Expenses for Class A and Class B shares were waived for the period ended April 30, 1997.

 * For the period from May 29, 1996 (commencement of operations) to October 31, 1996.

** For the period from December 27, 1996 (initial offering of Class A and Class
   B shares) to April 30, 1997.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)

NOTE 1: ORGANIZATION
Mentor Institutional Trust was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at April 30, 1997:

     Mentor U.S. Government
        Cash Management Portfolio
        ("Cash Management Portfolio")
     Mentor Intermediate Duration Portfolio
        ("Intermediate Duration Portfolio")
     Mentor Fixed-Income Portfolio
        ("Fixed-Income Portfolio")
     Mentor Perpetual International Portfolio
        ("International Portfolio")
     SNAP Fund

The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

These financial statements include only the International Portfolio.

The International Portfolio currently issues four classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. The Class E shares and the Institutional Class shares are not subject to any sales charges.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

A. Valuation of Securities

Listed securities held by the International Portfolio traded on national stock

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by the Board of Trustees of the Portfolios as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price.

Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange, purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation of investments.

B. Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

C. Security Transactions and Interest Income

Security transactions for the Portfolio are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Dividends are recorded on ex-dividend date. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

D. Expenses

Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.

E. Federal Taxes

No provision for federal income taxes has been made since it is each Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within allowable time limit substantially all taxable income and realized capital gains.

F. Deferred Expenses

Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.

G. Distributions

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to deferral of wash sales.

NOTE 3: DIVIDENDS
Dividends are declared and paid annually by the International Portfolio. Capital gains realized by the Portfolio, if any, will be distributed annually.

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
The International Portfolio has entered into

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor Investment Advisors, LLC ("Mentor Advisors") and Perpetual plc., a diversified financial services holding company. Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group LLC ("Mentor") which is a subsidiary of Wheat First Butcher Singer, Inc. and EVEREN Captial Corporation which has a 20% ownership in Mentor. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.00% applied to the average daily net assets of the Portfolio. For the six months ended April 30, 1997, Mentor Perpetual earned advisory fees of $50,135 and waived $17,555 of those fees.

Mentor provides administrative personnel and services to the Portfolio, pursuant to an Administration Agreement. Mentor receives no compensation for such services.

NOTE 5: DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES The Portfolio has adopted a Distribution Plan ("the Plan") with respect to its Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolio and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of Mentor, Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.

Mentor Distributors may select financial institutions, such as investment dealers and banks to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from Mentor Distributors based upon Class B shares owned by their clients or customers.

The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A, Class B and Class E

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of Class A, Class B or Class E shares of the Portfolio. In return for providing these support services, a financial institution may receive payments from the Portfolio at a rate not exceeding 0.25% of the average daily net assets of the Class A, Class B or Class E shares.

Presently, the Portfolio's class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective
Distribution Plan. For the period ended April 30, 1997, distribution fees and shareholder servicing fees were waived.

NOTE 6: INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments), for the six months ended April 30, 1997, were $11,527,337 and $6,489,142 respectively.

NOTE 7: UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS At April 30, 1997, the cost of investments for federal income tax purposes amounted to $13,098,127 and net unrealized appreciation aggregated $839,808 of which $1,193,730 related to appreciated securities and $353,922 related to depreciated securities.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 8: FORWARD CONTRACTS
In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Portfolio may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the International Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain (loss) on investments and forward foreign currency exchange contracts. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At April 30, 1997, the International Portfolio had outstanding forward contracts as set forth below.


                                                                  Net Unrealized
                               Contracts to     In Exchange       Appreciation/
     SETTLEMENT DATE         Deliver/Receive        For           (Depreciation)
--------------------------------------------------------------------------------
PURCHASES
5/21/97     French Frank     485,406  $ 83,267     $86,000             $ (2,733)
5/21/97      German Mark     931,427   538,615     557,000              (18,385)
5/21/97      Swiss Frank     377,903   256,902     264,000               (7,098)

SALES
5/21/97     French Frank     462,809    86,000      79,391                6,609
7/15/97     French Frank   2,838,220   500,000     492,075                7,925
5/21/97      German Mark     888,081   557,000     513,549               43,451
5/21/97      Swiss Frank     362,076   264,000     246,143               17,857
7/15/97      Swiss Frank     683,991   470,000     464,984                5,016

--------------------------------------------------------------------------------
Net Unrealized Appreciation on Forward Contracts                        $52,642
--------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 9: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.
Transactions in Portfolio shares were as follows:

                                                                       Six Months
                                                                          Ended
                                                                         4/30/97
                                                                 -----------------------      Period Ended
                                                                 Shares         Dollar        10/31/96(a)
----------------------------------------------------------------------------------------------------------
Shares sold
  Institutional Class                                            315,882      $4,142,271          721,208
  Class A*                                                            80           1,000                -
  Class B*                                                            80           1,000                -
Shares issued upon reinvestment of distributions
  Institutional Class                                              3,002          36,772          721,208
Shares redeemed                                                        -               -                -
  Institutional Class                                                (51)           (619)         721,208

----------------------------------------------------------------------------------------------------------
Change in net assets from capital share transactions             318,993      $4,180,424        1,442,416
                                                                 -----------------------------------------

(a) For the period from May 29, 1996 (commencement of operations) to October 31, 1996.

* For the period from December 27, 1996 (initial offering of Class A and Class B shares) to April 30, 1997.

      INVESTMENT MANAGER
         CORPORATE OFFICE

            Mentor Investment Advisors, LLC
            Riverfront Plaza, 901 East Byrd Street
            Richmond, Virginia 23219

      TRUSTEES

      Daniel J. Ludeman, TRUSTEE & CHAIRMAN
          Chairman and Chief Executive Officer
          Mentor Investment Group, LLC

      Arnold H. Dreyfuss, TRUSTEE
          Former Chairman and Chief Executive Officer
          Hamilton Beach/Proctor-Silex, Inc.

      Thomas F. Keller, TRUSTEE
          Former Dean, Fuqua School of Business
          Duke University

      Louis W. Moelchert, Jr., TRUSTEE
          Vice President for Business & Finance
          University of Richmond

      Stanley F. Pauley, Jr., TRUSTEE
          Chairman and Chief Executive Officer
          Carpenter Company

      Troy A. Peery, Jr., TRUSTEE
          President
          Heilig-Meyers Company

      OFFICERS

      Paul F. Costello, PRESIDENT
          Managing Director
          Mentor Investment Group, LLC

      Terry L. Perkins, TREASURER
          Senior Vice President
          Mentor Investment Group, LLC

      John M. Ivan, SECRETARY
          Managing Director/Assistant General Counsel
          Wheat First Butcher Singer, Inc.

      Michael A. Wade, ASSISTANT TREASURER
          Vice President
          Mentor Investment Group, LLC

                                   MENTOR PERPETUAL
                                    INTERNATIONAL
                                      PORTFOLIO

                          ---------------------------------
                                  SEMI-ANNUAL REPORT

                          ---------------------------------

                                    April 30, 1997

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